Significant accounting policies	12 Months Ended
Mar. 27, 2021
Accounting Policies [Abstract]
Significant accounting policies
2.	Significant accounting policies:

(a)	Revenue recognition:
Sales are recognized at the point of sale when merchandise is picked up by the customer or delivered to a customer. Sales to our wholesale customers are recognized when the Company has agreed to terms with its customers, the contractual rights and payment terms have been identified, the contract has commercial substance, it is probable that consideration will be collected by the Company and when control of the goods has been transferred to the customer. Shipping and handling fees billed to customers are included in net sales.
Revenues for gift certificate sales and store credits are recognized upon redemption. Prior to recognition as a sale, gift certificates are recorded as accounts payable on the balance sheet. Based on historical redemption rates, the Company estimates the portion of outstanding gift certificates (not subject to unclaimed property laws) that will ultimately not be redeemed and records this amount as breakage income. The Company recognizes such breakage income in proportion to redemption rates of the overall population of gift certificates and store credits. Gift certificates and store credits outstanding and subject to unclaimed property laws are maintained as accrued liabilities until remitted in accordance with local ordinances.
Sales of consignment merchandise are recognized at such time as the merchandise is sold, and are recorded on a gross basis because the Company is the primary obligor of the transaction, has general latitude on setting the price, has discretion as to the suppliers, is involved in the selection of the product and has inventory loss risk.
Sales are reported net of returns and sales taxes. The Company generally gives its customers the right to return merchandise purchased by them within 10 to 90 days, depending on the product sold and records a provision at the time of sale for the effect of the estimated returns which is determined based on historical experience.
Revenues for repair services are recognized when the service is delivered to and accepted by the customer.
Licensing fees are recognized when the product is delivered to and accepted by the customer.

(b)	Cost of sales:
Cost of sales includes direct inbound freight and duties, direct labor related to repair services, design and creative costs (labor and overhead) inventory shrink, inventory thefts, and boxes (jewelry, watch and giftware). Indirect freight including inter-store transfers, purchasing and receiving costs, distribution costs and warehousing costs are included in selling, general and administrative expenses. Mark down dollars received from vendors are recorded as a reduction of inventory costs to the specific items to which they apply and are recognized in cost of sales once the items are sold.

(c)	Cash and cash equivalents:
The Company utilizes a cash management system under which a book cash overdraft may exist in its primary disbursement account. These overdrafts, when applicable, represent uncleared checks in excess of cash balances in the bank account at the end of a reporting period and have been reclassified to accounts payable on the consolidated balance sheets.
The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Amounts receivable from credit card issuers are included in cash and cash equivalents and are typically converted to cash within 2 to 4 days of the original sales transaction. These amounts totaled $1.8 million at March 27, 2021 and $0.6 million at March 28, 2020.

(d)	Accounts receivable:
Accounts receivable arise primarily from customers’ use of our private label and proprietary credit cards and wholesale sales and are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less expected credit losses. Several installment sales plans are offered to our private label credit card holders and proprietary credit card holders which vary as to repayment terms and finance charges. Finance charges on the Company’s consumer credit receivables, when applicable, accrue at rates ranging from 0% to 9.99%
per annum for financing plans. The Company maintains allowances for expected credit losses associated with the accounts receivable recorded on the balance sheet for estimated losses resulting from the inability of its customers to make required payments. The allowance for credit losses is an estimate of expected credit losses, measured on a collective basis over the estimated life of the Company’s customer in-house receivables
and wholesale receivables. In determining expected credit losses, the Company considers historical level of credit losses, current economic trends and reasonable and supportable forecasts that affect the the collectability of future cash flows. The Company also incorporates qualitative adjustments for certain factors such as Company specific risks, changes in current economic conditions that may not be captured in the quantitatively derived results, or other relevant factors to ensure the allowance for credit losses reflects the Company’s best estimate of current expected credit losses. Other relevant factors include, but are not limited to, the length of time that the receivables are past due, the Company’s knowledge of the customer, and historical write-off
experiences. Management considered and applied qualitative factors such as the unfavorable macroeconomic conditions caused by the uncertainty surrounding COVID-19 and its potential effects.

The Company classifies a receivable account as past due if a required payment amount has not been received within the allotted time frame (generally 30 days), after which internal collection efforts commence. Once all internal collection efforts have been exhausted and management has reviewed the account, the account is sent for external collection or legal action. Upon the suspension of the accrual of interest, interest income is recognized to the extent cash payments received exceed the balance of the principal amount owed on the account. After all collection efforts have been exhausted, including internal and external collection efforts, an account is written off.
The Company guarantees a portion of its private label credit card sales to its credit card vendor. The Company maintains a liability associated with these outstanding amounts. Similar to the allowance for expected credit losses, the liability related to these guaranteed sales amounts are based on a combination of factors including the length of time the receivables are past due to the Company’s credit card vendor, the Company’s knowledge of the customer, economic and market conditions and historical write-off
experiences of similar credits. If the financial conditions of our customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.
The allowance for credit losses includes an estimate for uncollectible principal as well as unpaid interest. Accrued interest is included within the same line item as the respective principal amount of the customer in-house receivables
in the condensed consolidated balance sheets. The accrual of interest is discontinued at the time the receivable is determined to be uncollectible and written-off. Accrued
interest during the fiscal year-ended March 27, 2021 was immaterial.

(e)	Inventories:
Finished goods inventories and inventories of raw materials are valued at the lower of average cost (which includes material, labor and overhead costs) or net realizable value, which is the estimated selling price in the ordinary course of business. The Company records inventory reserves for lower of cost or net realizable value, which includes slow-moving finished goods inventory, and damaged goods, and shrink. The cost of inbound freight and duties are included in the carrying value of the inventories.
The reserve for slow-moving finished goods inventories is equal to the difference between the cost of inventories and the estimated selling prices, resulting in the expected gross margin. There is estimation uncertainty in relation to the identification of slow-moving finished goods inventories which are based on certain criteria established by the Company. The criteria includes operational decisions by management to discontinue ordering the inventories based on sales trends, market conditions, and the aging of the inventories. Estimation uncertainty also exists in determining the expected selling prices and associated gross margins through normal sales channels, which are based on assumptions about future demand and market conditions for those slow-moving inventories. If actual market conditions are less favorable than those projected by management, additional inventory reserves may be required.
The reserve for inventory shrink is estimated for the period from the last physical inventory date to the end of the reporting period on a store by store basis and at our distribution centers. The shrink rate from the most recent physical inventory, in combination with historical experience, is the basis for providing a shrink reserve.

(f)	Property and equipment:
Property and equipment are recorded at cost less any impairment charges. Maintenance and repair costs are charged to selling, general and administrative expenses as incurred, while expenditures for major renewals and improvements are capitalized. Depreciation and amortization are computed using the straight-line method based on the estimated useful lives of the assets as follows:

Asset	Period
Leasehold improvements	Lesser of term of the lease or the economic life
Software and electronic equipment	1 - 6 years
Furniture and fixtures	5 - 8 years
Equipment	3 - 8 years

(g)	Intangible assets and other assets:
Eligible costs incurred during the development stage of information systems projects are capitalized and amortized over the estimated useful life of the related project and presented as part of intangible assets and other assets on the Company’s balance sheet. Eligible costs include those related to the purchase, development, and installation of the related software.
Intangible assets and other assets also consist of trademarks and tradenames, which are amortized using the straight-line method over a period of 15 to 20 years. The Company had $5.9 million and $5.8 million of intangible assets at cost as at March 27, 2021 and March 28, 2020, respectively. The Company had $1.0 million and $0.9 million of accumulated amortization of intangibles at March 27, 2021 and March 28, 2020, respectively.
(h)	Leases:
In February 2017, the FASB issued ASU
2017-02
- Leases (Topic 842). The new guidance primarily impacts lessee accounting by requiring the recognition of a right-of-use
asset and a corresponding lease liability on the balance sheet for long-term lease agreements. The Company adopted this ASU on March 31, 2019 by applying its provisions prospectively and recognizing a cumulative-effect adjustment to the opening balance of accumulated deficit as of March 31, 2019 (modified retrospective adoption approach). The Company elected the package of practical expedients permitted under the transition guidance, which provides that an entity need not reassess: (i) whether any expired or existing contracts are or contain leases, (ii) the lease classification for any expired or existing leases, and (iii) initial direct costs for any existing leases. The Company also elected to not reassess lease terms using hindsight and to combine lease and non-lease
components for new leases subsequent to March 31, 2019. The Company also elected to exclude any lease agreements that are 12 months or less from the balance sheet.
The adoption of ASU
2017-02
resulted in the following impacts to the Company’s Consolidated Balance Sheet as of March 31, 2019:

•	The establishment of an operating lease liability of $76.8 million and a corresponding operating lease right-of-use asset;

•
The reclassification of existing deferred lease inducements balance of $6.8 million and deferred straight-line rent of $4.3 million from Other long-term liabilities to Operating lease right-of-use
assets; and

•	The reclassification of deferred gains on sale-leasebacks of $2.4 million previously recorded in other long-term liabilities, to opening retained earnings.
We determine if an arrangement is a lease at inception. The amounts of the Company’s operating lease right-of-use
(“ROU”) assets and current and long-term portion of operating lease liabilities are presented separately on the balance sheet. Finance leases are included in property and equipment and long-term debt on the balance sheet.
ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and operating lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments in order to measure its lease liabilities at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives.
The Company leases office, distribution, and retail facilities. Certain retail store leases may require the payment of minimum rentals and contingent rent based on a percentage of sales exceeding a stipulated amount. The Company’s lease agreements expire at various dates through 2034, are subject, in many cases, to renewal options and provide for the payment of taxes, insurance and maintenance. Certain leases contain escalation clauses resulting from the pass through of increases in operating costs, property taxes and the effect on costs from changes in consumer price indices, which are considered as variable costs.

The Company determines its lease payments based on predetermined rent escalations, rent-free periods and other incentives. The Company recognizes lease expense on a straight-line basis over the related terms of such leases, including any rent-free period and beginning from when the Company takes possession of the leased facility. Variable operating lease expenses, including contingent rent based on a percentage of sales, CAM charges, rent related taxes, mall advertising and adjustments to consumer price indices, are recorded in the period such amounts and adjustments are determined. Lease expense is recorded within selling, general and administrative expenses in the statement of operations.
Lease arrangements occasionally include renewal options. The Company uses judgment when assessing the renewal options in the leases and assesses whether or not it is reasonably certain to exercise these renewal options if they are within the control of the Company. Any renewal options not reasonably certain to be exercised are excluded from the lease term.
The Company monitors for events or changes in circumstances that require a reassessment of one of its leases. ROU assets, as part of the group of assets, are periodically reviewed for impairment. The Company uses the long-lived assets impairment guidance in ASC Subtopic
360-10,
Property, Plant and Equipment – Overall, to determine whether an ROU asset is impaired, and if so, the amount of the impairment loss to recognize.

(i)	Deferred financing costs:
The Company amortizes deferred financing costs incurred in connection with its financing agreements using the effective interest method over the term of the related financing. Such deferred costs are presented as a reduction to bank indebtedness and long-term debt in the accompanying consolidated balance sheets.

(j)	Warranty accrual:
The Company provides warranties on its Bijoux Birks branded jewelry and watches for periods extending up to five years and has a battery replacement policy for its Bijoux Birks branded watches. The Company accrues a liability based on its historical repair costs for such warranties.
(k)	Income taxes:
Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial statement reporting purposes and the bases for income tax purposes, and (b) operating losses and tax credit carryforwards. Deferred income tax assets are evaluated and, if realization is not considered to be more-likely-than-not,
a valuation allowance is provided (see note 9(a)).

(l)	Foreign exchange:
Monetary assets and liabilities denominated in foreign currencies are translated at the rates of exchange in effect at the balance sheet date.
Non-monetary
assets and liabilities denominated in foreign currencies are translated at the rates prevailing at the respective transaction dates. Revenue and expenses denominated in foreign currencies are translated at average rates prevailing during the year. Foreign exchange gains (losses) of $1.6 million, ($
1.2
) million, and ($
0.1
) million, were recorded in cost of goods sold for the years ended March 27, 2021, March 28, 2020, and March 30, 2019, respectively and $1.3 million, ($
0.5
) million, and ($
0.3
) million, of gains (losses) on foreign exchange were recorded in interest and other financial costs related to U.S. dollar denominated debts for the years ended March 27, 2021, March 28, 2020, and March 30, 2019, respectively.

(m)	Impairment of long-lived assets:
The Company periodically reviews the estimated useful lives of its depreciable assets and changes in useful lives are made on a prospective basis unless factors indicate the carrying amounts of the assets may not be recoverable and an impairment write-down is necessary. However, the Company will review its long-lived assets for impairment once events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. An impairment loss would be recognized when the estimated undiscounted future cash flows expected to result from the use of an asset and its eventual disposition is less than its carrying value. Measurement of an impairment loss for such long-lived assets would be based on the difference between the carrying value and the fair value of the asset, with fair value being determined based upon discounted cash flows or appraised values, depending on the nature of the asset. Long-lived assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell. The Company recorded non-cash
impairment charges of long-lived assets of nil, $0.3 million and $0.1 million, during fiscal 2021, fiscal 2020 and fiscal 2019, respectively. During fiscal 2020, these charges were associated to store leases that had a possibility of early termination, and during fiscal 2019, these charges were related to the leasehold improvements at a retail location due to projected operating performance.

(n)	Advertising and marketing costs:
Advertising and marketing costs are generally charged to expense as incurred and are included in selling, general and administrative expenses in the consolidated statements of operations. The Company and its vendors participate in cooperative advertising programs in which the vendors reimburse the Company for a portion of certain specific advertising costs which are netted against advertising expense in selling, general and administrative expenses, and amounted to $0.7 million, $1.1 million, and $1.0 million for each of the years ended March 27, 2021, March 28, 2020, and March 30, 2019, respectively. Advertising and marketing expense, net of vendor cooperative advertising allowances, amounted to $6.5 million, $7.5 million, and $8.7 million, in the years ended March 27, 2021, March 28, 2020, and March 30, 2019, respectively.

(o)	Government grants:
The Company recognizes a government grant when there is reasonable assurance that it will comply with the conditions required to qualify for the grant, and that the grant will be received. The Company recognizes government grants as a reduction to the expense that the grant is intended to offset.

(p)	Earnings per common share:
Basic earnings per share (“EPS”) is computed as net earnings divided by the weighted-average number of common shares outstanding for the period. Diluted EPS includes the dilutive effect of the assumed exercise of stock options and warrants.

The following table sets forth the computation of basic and diluted (loss) earnings per common share for the years ended March 27, 2021, March 28, 2020, and March 30, 2019:

	Fiscal Year Ended
	March 27, 2021	March 28, 2020	March 30, 2019
	(In thousands, except per share data)
Basic (loss) income per common share computation:
Numerator:
Net (loss) income	$(5,838)	$(12,779)	$(18,686)
Denominator:
Weighted-average common shares outstanding	18,005	17,968	17,961

(Loss) income per common share	$(0.32)	$(0.71)	$(1.04)

Diluted (loss) income per common share computation:
Numerator:
Net (loss) income	$(5,838)	$(12,779)	$(18,686)
Denominator:
Weighted-average common shares outstanding	18,005	17,968	17,961
Dilutive effect of stock options and warrants	—	—	—

Weighted-average common shares outstanding – diluted	18,005	17,968	17,961

Diluted (loss) income per common share	$(0.32)	$(0.71)	$(1.04)
The following table sets forth the computation of basic and diluted (loss) earnings from continuing operations per common share for the years ended March 27, 2021, March 28, 2020, and March 30, 2019:

	Fiscal Year Ended
	March 27, 2021	March 28, 2020	March 30, 2019
	(In thousands, except per share data)
Basic (loss) from continuing operations per common share computation:
Numerator:
Net loss from continuing operations	$(5,838)	$(12,227)	$(18,305)
Denominator:
Weighted-average common shares outstanding	18,005	17,968	17,961

Loss from continuing operations per common share	$(0.32)	$(0.68)	$(1.02)
Diluted income per common share computation:
Numerator:
Net loss from continuing operations	$(5,838)	$(12,227)	$(18,305)
Denominator:
Weighted-average common shares outstanding	18,005	17,968	17,961
Dilutive effect of stock options and warrants	—	—	—

Weighted-average common shares outstanding – diluted	18,005	17,968	17,961

Diluted loss from continuing operations per common share	$(0.32)	$(0.68)	$(1.02)

For the year ended March 27, 2021, the effect from the assumed exercise of nil Class A voting shares underlying outstanding stock options and 10,932 Class A voting shares underlying outstanding warrants was excluded from the computation of diluted earnings per share due to their antidilutive effect. For the year ended March 28, 2020, the effect from the assumed exercise of 704,818 Class A voting shares underlying outstanding stock options and 382,693 Class A voting shares underlying outstanding warrants was excluded from the computation of diluted earnings per share due to their antidilutive effect. For the year ended March 30, 2019, the effect from the assumed exercise of 288,000 Class A voting shares underlying outstanding stock options and 382,693 Class A voting shares underlying outstanding warrants was excluded from the computation of diluted earnings per share due to their antidilutive effect.

Recent Accounting Pronouncements adopted during the year:
In June 2016, the FASB issued ASU
2016-13
— Financial Instruments — Credit Losses (Topic 326)
, which amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities. For assets held at amortized cost, the new guidance eliminates the probable initial recognition threshold in current GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected. The new standard affects financial assets measured at amortized cost basis, including receivables that result from revenue transactions, allowing the application of the provision on a prospective basis and recognizing a cumulative-effect adjustment to the opening retained earnings. The Company adopted this ASU on March 29, 2020 using a modified retrospective basis. The adoption of this ASU did not have a material impact on the Company’s condensed consolidated financial statements.
In August 2018, the FASB issued ASU
2018-15
—Intangibles—Goodwill and
Other—Internal-Use
Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract.
ASU
2018-15
aligns the requirements for capitalizing implementation costs in such cloud computing arrangements with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and early adoption is permitted. Entities can choose to adopt the new guidance prospectively or retrospectively. The Company elected to adopt this guidance on a prospective basis. The adoption of this ASU did not have a significant impact on the Company’s condensed consolidated financial statements.
Recent Accounting Pronouncements not yet adopted:
In December 2019, the FASB issued ASU
2019-12
-
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
. This ASU is intended to reduce complexity in the accounting for income taxes while maintaining or improving the usefulness of information provided to financial statement users. The guidance amends certain existing provisions under ASC 740 to address a number of distinct items. This standard is effective for public companies in fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. Early adoption is permitted, including adoption in any interim period for which financial statements have not yet been issued. Depending on the amendment, adoption may be applied on the retrospective, modified retrospective or prospective basis. Management continues to evaluate the impact of this ASU on the consolidated financial statements.